Significant Accounting Policies (Details) - Schedule of common stock subject to possible redemption reflected on the condensed balance sheets reconciled - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Common Stock Subject To Possible Redemption Reflected On The Condensed Balance Sheets Reconciled Abstract
Gross proceeds from IPO		$ 126,500,000
Less:
Proceeds allocated to Public Warrants		(10,141,998)
Class A common stock issuance costs		(8,257,504)
Plus:
Remeasurement of carrying value to redemption value	$ 1,601,263	20,297,002
Class A common stock subject to possible redemption at redemption value	$ 129,998,763	$ 128,397,500